Related Party Balance and Transactions - Schedule of Significant Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Yee Woo Paper Packaging (China) Company Limited (hereafter “YWPPC”) [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common control by the shareholders
Nature	Trade nature
Description	Rental expenses incurred by the Company
Related party transactions amount		$ (659,678)	$ (707,311)
Kunshan Chuangke Printing Products Co., Ltd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common control by the shareholders
Nature	Trade nature
Description	Equipment and car expenses incurred by the Company
Related party transactions amount	$ (53,805)
Kunshan Chuangke High Level Paper Products Co., Ltd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common control by the shareholders
Nature	Trade nature
Description	Equipment incurred by the Company
Related party transactions amount	$ (845)